Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000204431
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income ETF
Trading Symbol	AFIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Universal Fixed Income ETF	$108	1.08%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.08%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	Since Inception (September 17, 2018)
Anfield Universal Fixed Income ETF - NAV	6.23%	2.76%	2.36%
ICE BofA SOFR Overnight Rate Index	4.75%	2.96%	2.62%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	4.69%	1.54%	2.30%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 17, 2018
AssetsNet	$ 140,343,123
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 905,327
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$140,343,123
Number of Portfolio Holdings	304
Advisory Fee	$905,327
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	19.2%
Collateralized Mortgage Obligations	5.8%
Corporate Bonds	53.1%
Preferred Stock	7.7%
Term Loans	11.3%
U.S. Government & Agencies	2.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Communications	0.2%
Technology	0.8%
Real Estate	1.3%
U.S. Treasury Obligations	2.8%
Energy	2.9%
Health Care	3.0%
Utilities	5.6%
CMO	5.7%
Industrials	6.8%
CLO	18.8%
Consumer Discretionary	21.5%
Financials	28.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	2.9%
United States Treasury Bill	2.8%
Air Lease Corporation	1.7%
Electricite de France S.A.	1.6%
BNP Paribas S.A.	1.6%
Nissan Motor Acceptance Company, LLC	1.5%
OZLM XXIV Ltd., C2	1.5%
Bain Capital Specialty Finance, Inc.	1.5%
Apidos CLO XV, DRR	1.4%
KKR CLO 27 LTD, D1R2	1.4%